INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 28, 2013
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.                                      INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of	As of
	February 29,	February 28,
	2012	2013
Domain names	$1,846,858	$2,057,235
Copyrights	—	1,648,532
Partnership agreement	349,783	349,783
Trade name	262,360	262,360
Student base	221,082	221,082
Non-compete agreement	17,012	17,012
Education license	4,509	4,509

Total cost of intangible assets	2,701,604	4,560,513
Less: accumulated amortization	(2,584,109)	(2,927,687)
Add: foreign exchange difference	66,028	91,618
	$183,523	$1,724,444

Domain names were acquired from third parties and the rest of intangible assets were recorded as a result of acquisitions in the year ended February 28, 2009, except for the addition of copyrights during the year ended February 28, 2013 (See Note 10).

The Group recorded amortization expense of $715,038, $490,883, and $343,578 for the years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively.

Estimated amortization expenses of the existing intangible assets for the next five years are $436,992, $436,992, $390,890, $360,053, $87,602 respectively.